INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Cost	$19,363	$19,935
Accumulated amortization	(4,671)	(4,170)
Total	$14,692	$15,765
Intangible assets are allocated to the following cash generating units, or group of cash generating units:

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
North American residential infrastructure operation	$2,852	$2,985
Brazilian regulated gas transmission operation	2,661	2,510
Canadian diversified midstream operation	1,485	1,624
North American rail operations	1,320	1,381
Brazilian electricity transmission operation	1,273	1,152
European residential infrastructure business	1,250	1,295
Indian telecom tower operation	1,023	1,103
U.S. bulk fiber network	717	1,516
Global intermodal logistics operation	560	570
U.K. wireless infrastructure operation	560	585
North American retail colocation data center operation	411	454
Other(1)	580	590
Total	$14,692	$15,765

1.Other intangibles are primarily comprised of customer contracts at our Canadian natural gas gathering and processing operation, Colombian natural gas distribution operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2026	For the 12-month period ended December 31, 2025
Cost at beginning of the period	$19,935	$17,739
Additions through business combinations	—	2,941
Additions, net of disposals	132	287
Assets reclassified as held for sale	—	(1,738)
Assets held by subsidiaries disposed during the period	(912)	(310)
Non-cash additions	153	50
Foreign currency translation	55	966
Ending Balance	$19,363	$19,935
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2026	For the 12-month period ended December 31, 2025
Accumulated amortization at beginning of the period	$(4,170)	$(3,218)
Assets held by subsidiaries disposed during the period	26	19
Non-cash additions, net of disposals	7	45
Amortization	(497)	(910)
Disposals	—	24
Impairment loss	(36)	—
Held for sale	—	130
Foreign currency translation	(1)	(260)
Ending Balance	$(4,671)	$(4,170)